Unaudited Condensed Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Jun. 30, 2022	Sep. 30, 2022
Diluted weighted average shares outstanding, ordinary shares subject to possible redemption						11,065,753
CIK 0001853314 Gesher I Acquisition Corp
Diluted weighted average shares outstanding, ordinary shares subject to possible redemption	11,500,000	0	0		10,919,414
Diluted net loss per ordinary share subject to possible redemption	$ (0.14)	$ 0.00	$ 0.00		$ (0.21)	$ (0.21)
Diluted weighted average shares outstanding, nonredeemable ordinary shares	3,075,000	2,700,000	2,700,000	2,700,000	3,048,901	3,055,479